Rule 497(e)

File Nos. 002-89550 and 811-03972

FUTUREFUNDS SERIES ACCOUNT

Group Flexible Premium Variable Annuity Contracts

Issued by Great-West Life & Annuity Insurance Company

Supplement dated March 29, 2016

to the Prospectus and Statement of Additional Information

dated May 1, 2015

This Supplement amends certain information contained in the Prospectus dated May 1, 2015.

Effective April 29, 2016, the names of certain Eligible Funds will change as set forth below. The fees, investment objectives, and investment strategies of the Eligible Funds will not change as a result of the name change.

Current Fund Name	New Fund Name
Great-West Lifetime 2015 Fund I	Great-West Lifetime Conservative 2015 Fund
Great-West Lifetime 2025 Fund I	Great-West Lifetime Conservative 2025 Fund
Great-West Lifetime 2035 Fund I	Great-West Lifetime Conservative 2035 Fund
Great-West Lifetime 2045 Fund I	Great-West Lifetime Conservative 2045 Fund
Great-West Lifetime 2055 Fund I	Great-West Lifetime Conservative 2055 Fund
Great-West Lifetime 2015 Fund III	Great-West Lifetime 2015 Fund
Great-West Lifetime 2025 Fund III	Great-West Lifetime 2025 Fund
Great-West Lifetime 2035 Fund III	Great-West Lifetime 2035 Fund
Great-West Lifetime 2045 Fund III	Great-West Lifetime 2045 Fund
Great-West Lifetime 2055 Fund III	Great-West Lifetime 2055 Fund

This Supplement must be accompanied by, or read in conjunction with, the current
Prospectus and Statement of Additional Information dated May 1, 2015.

Please read this Supplement carefully and retain it for future reference.